Amortized Cost and Approximate Fair Values, Together with Gross Unrealized Gains and Losses of Securities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	$ 27,200	$ 34,329
Available-for-sale Securities, Gross Unrealized Gains	213	527
Available-for-sale Securities, Gross Unrealized Losses	(849)	(3)
Available-for-sale securities	26,564	34,853
Held-to-maturity Securities, Amortized Cost	955	2,768
Held-to-maturity Securities, Fair Value	970
U.S. government agencies
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	21,000	23,980
Available-for-sale Securities, Gross Unrealized Gains	0	93
Available-for-sale Securities, Gross Unrealized Losses	(849)	(3)
Available-for-sale securities	20,151	24,070
State and political subdivisions
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	6,196	10,345
Available-for-sale Securities, Gross Unrealized Gains	191	414
Available-for-sale Securities, Gross Unrealized Losses	0	0
Available-for-sale securities	6,387	10,759
Held-to-maturity Securities, Amortized Cost	955	2,768
Held-to-maturity Securities, Gross Unrealized Gains	15	72
Held-to-maturity Securities, Gross Unrealized Losses	0	0
Held-to-maturity Securities, Fair Value	970	2,840
Equity securities
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	4	4
Available-for-sale Securities, Gross Unrealized Gains	22	20
Available-for-sale Securities, Gross Unrealized Losses	0	0
Available-for-sale securities	$ 26	$ 24